Vessels in Operation	9 Months Ended
Sep. 30, 2014
Vessels In Operation
Vessels in Operation

3. Vessels in Operation

	Vessel	Drydocking	Total
Cost
December 31, 2013	$1,147,878,454	$14,085,517	$1,161,963,971
Additions	648,314	5,116,513	5,764,827
Transfer from vessels under construction	52,295,224	650,000	52,945,224
Disposals	—	(1,683,334)	(1,683,334)

September 30, 2014	$1,200,821,992	$18,168,696	$1,218,990,688

Accumulated Depreciation
December 31, 2013	$128,760,113	$6,977,307	$135,737,420
Charge for the period	30,717,751	2,862,656	33,580,407
Disposals for the period	—	(1,683,334)	(1,683,334)

September 30, 2014	$159,477,864	$8,156,629	$167,634,493

Net Book Value
September 30, 2014	$1,041,344,128	$10,012,067	$1,051,356,195

December 31, 2013	$1,019,118,341	$7,108,210	$1,026,226,551

On June 20, 2014, Navigator Atlas, the first of the 21,000 cubic meter semi-refrigerated ethylene-capable gas carriers being built at Jiangnan shipyard in China was delivered.

The net book value of vessels that serve as collateral for the Company’s bank loans was $915,970,601 at September 30, 2014.

Vessels Under Construction
Vessels in Operation

4. Vessels Under Construction

	2013	2014
Vessels under construction at January 1	$20,110,888	$60,197,486

Payments to shipyard	38,124,000	89,324,000
Transfer to vessels in operation	—	(52,945,224)
Other payments including site team costs and initial stores	1,962,598	4,137,839

Vessels under construction at December 31 / September 30	$60,197,486	$100,714,101